UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-127020-19


                J.P. MORGAN MORTGAGE ACQUISITION CORP. 2006-FRE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233750, 57-1233753, 57-1233754
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                              By:     /s/ William C. Buell
                                      ------------------------------------
                                      William C. Buell
                                      Vice President

                             Date:    December 8, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2 relating to the November 27, 2006 distribution.


                                     EX-99.1
          J.P. Morgan Mortgage Acceptance Corporation, Series 2006-FRE2
                                  November 27, 2006

                                Table of Contents
Distribution Report                                                           2
Factor Report                                                                 3
Delinquent Mortgage Loans                                                    10
Delinquency Trend Group                                                      11
Bankruptcies                                                                 12
Foreclosures                                                                 13
REO Properties                                                               14
REO Property Scheduled Balance                                               15
Principal Payoffs by Group occurred in this Distribution                     15
Realized Loss Group Report                                                   16


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

          J.P. Morgan Mortgage Acceptance Corporation, Series 2006-FRE2
                                 November 27, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        267,476,000.00     176,888,150.79    9,716,962.89     891,811.09   10,608,773.98     0.00      0.00        167,171,187.90
A2        205,034,000.00      67,852,327.87   11,129,862.01     335,247.04   11,465,109.05     0.00      0.00         56,722,465.86
A3        221,945,000.00     221,945,000.00            0.00   1,118,972.71    1,118,972.71     0.00      0.00        221,945,000.00
A4         25,365,000.00      25,365,000.00            0.00     129,741.98      129,741.98     0.00      0.00         25,365,000.00
M1         46,966,000.00      46,966,000.00            0.00     243,675.26      243,675.26     0.00      0.00         46,966,000.00
M2         34,505,000.00      34,505,000.00            0.00     179,656.03      179,656.03     0.00      0.00         34,505,000.00
M3         21,087,000.00      21,087,000.00            0.00     109,986.28      109,986.28     0.00      0.00         21,087,000.00
M4         17,732,000.00      17,732,000.00            0.00      94,275.13       94,275.13     0.00      0.00         17,732,000.00
M5         16,773,000.00      16,773,000.00            0.00      89,483.96       89,483.96     0.00      0.00         16,773,000.00
M6         15,815,000.00      15,815,000.00            0.00      85,822.73       85,822.73     0.00      0.00         15,815,000.00
M7         14,377,000.00      14,377,000.00            0.00      84,608.65       84,608.65     0.00      0.00         14,377,000.00
M8         13,419,000.00      13,419,000.00            0.00      81,430.97       81,430.97     0.00      0.00         13,419,000.00
M9         10,064,000.00      10,064,000.00            0.00      70,297.04       70,297.04     0.00      0.00         10,064,000.00
M10        10,543,000.00      10,543,000.00            0.00      75,575.74       75,575.74     0.00      0.00         10,543,000.00
M11         9,585,000.00       9,585,000.00            0.00      68,708.48       68,708.48     0.00      0.00          9,585,000.00
P                 100.00             100.00            0.00     236,546.56      236,546.56     0.00      0.00                100.00
R                   0.00               0.00            0.00           0.00            0.00     0.00      0.00                  0.00
TOTALS    930,686,100.00     702,916,578.66   20,846,824.90   3,895,839.65   24,742,664.55     0.00      0.00        682,069,753.76
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               NOTIONAL                                                        REALIZED    DEFERRED     NOTIONAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         958,481,913.00     730,712,553.91            0.00     796,954.29      796,954.29     0.00      0.00        709,865,729.01
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                         BEGINNING                                                                    ENDING             PASS-THRU
 CLASS        CUSIP      PRINCIPAL        PRINCIPAL            INTEREST                TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46626LGX2        661.32344880   36.32835428             3.33417237          39.66252666         624.99509451    5.500000%
A2       46626LGY0        330.93207892   54.28300677             1.63508023          55.91808700         276.64907215    5.390000%
A3       46626LGZ7      1,000.00000000    0.00000000             5.04166667           5.04166667       1,000.00000000    5.500000%
A4       46626LHA1      1,000.00000000    0.00000000             5.11500020           5.11500020       1,000.00000000    5.580000%
M1       46626LHB9      1,000.00000000    0.00000000             5.18833326           5.18833326       1,000.00000000    5.660000%
M2       46626LHC7      1,000.00000000    0.00000000             5.20666657           5.20666657       1,000.00000000    5.680000%
M3       46626LHD5      1,000.00000000    0.00000000             5.21583345           5.21583345       1,000.00000000    5.690000%
M4       46626LHE3      1,000.00000000    0.00000000             5.31666648           5.31666648       1,000.00000000    5.800000%
M5       46626LHF0      1,000.00000000    0.00000000             5.33500030           5.33500030       1,000.00000000    5.820000%
M6       46626LHG8      1,000.00000000    0.00000000             5.42666646           5.42666646       1,000.00000000    5.920000%
M7       46626LHH6      1,000.00000000    0.00000000             5.88500035           5.88500035       1,000.00000000    6.420000%
M8       46626LHJ2      1,000.00000000    0.00000000             6.06833371           6.06833371       1,000.00000000    6.620000%
M9       46626LHK9      1,000.00000000    0.00000000             6.98500000           6.98500000       1,000.00000000    7.620000%
M10      46626LHL7      1,000.00000000    0.00000000             7.16833349           7.16833349       1,000.00000000    7.820000%
M11      46626LHM5      1,000.00000000    0.00000000             7.16833386           7.16833386       1,000.00000000    7.820000%
P           N/A         1,000.00000000    0.00000000     2,365,465.60000000   2,365,465.60000000       1,000.00000000    0.000000%
TOTALS                    755.26708593   22.39941576             4.18598672          26.58540248         732.86767016
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                           BEGINNING                                                                ENDING             PASS-THRU
 CLASS        CUSIP        NOTIONAL         PRINCIPAL            INTEREST           TOTAL           NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C           N/A           762.36446823    0.00000000             0.83147557           0.83147557         740.61463172    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

Dates:
Record Date                                                                                        11/24/06
Determination Date                                                                                 11/15/06
Distribution Date                                                                                  11/27/06

Principal Funds:
Scheduled Principal Payments (Total)                                                             370,229.27
Group 1                                                                                          143,643.07
Group 2                                                                                          226,586.20

Principal Prepayments (Total)                                                                 20,120,104.19
Group 1                                                                                        9,411,319.95
Group 2                                                                                       10,708,784.24

Curtailments (Total)                                                                              17,279.63
Group 1                                                                                            4,526.28
Group 2                                                                                           12,753.35

Curtailment Interest Adjustments (Total)                                                             -28.60
Group 1                                                                                               15.21
Group 2                                                                                              -43.81

Repurchase Principal (Total)                                                                           0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Substitution Amounts (Total)                                                                           0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00


Net Liquidation Proceeds (Total)                                                                       0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00
Other Principal Adjustments (Total)                                                                    0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Non Recoverable Principal Advances (Total)                                                         1,247.02
Group 1                                                                                            1,247.02
Group 2                                                                                                0.00

Interest Funds:

Gross Interest                                                                                 4,849,658.45
Group 1                                                                                        1,767,382.58
Group 2                                                                                        3,082,275.87

Servicing Fees                                                                                   304,463.54
Group 1                                                                                          110,564.67
Group 2                                                                                          193,898.87

Trustee Fees                                                                                       2,435.71
Group 1                                                                                              884.52
Group 2                                                                                            1,551.19

Custodian Fee                                                                                      1,217.85
Group 1                                                                                              442.26
Group 2                                                                                              775.60

Trust Oversight Manager Fees                                                                       9,133.91
Group 1                                                                                            3,316.94
Group 2                                                                                            5,816.97

Non Recoverable Interest Advances (Total)                                                         16,118.47
Group 1                                                                                           16,118.47
Group 2                                                                                                0.00

Interest Adjustments from Prior Periods                                                                0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                        39
Group 1                                                                                                  21
Group 2                                                                                                  18

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected             8,149,876.79
Group 1                                                                                        4,618,237.71
Group 2                                                                                        3,531,639.08

Amount of Prepayment Penalties Collected                                                         236,546.56
Group 1                                                                                          135,133.86
Group 2                                                                                          101,412.70

Available Remitance Amount                                                                    25,022,626.44

Principal Remittance Amount (Total)                                                           20,506,337.47
Group 1                                                                                        9,558,257.49
Group 2                                                                                       10,948,079.98

Interest Remittance Amount (Total)                                                             4,516,288.97
Group 1                                                                                        1,636,055.72
Group 2                                                                                        2,880,233.25

Pool Detail:
Beginning Number of Loans Outstanding                                                                 3,606
Group 1                                                                                               1,420
Group 2                                                                                               2,186

Ending Number of Loans Outstanding                                                                    3,501
Group 1                                                                                               1,374
Group 2                                                                                               2,127

Beginning Aggregate Loan Balance                                                             730,712,554.14
Group 1                                                                                      265,355,261.42
Group 2                                                                                      465,357,292.72

Ending Aggregate Loan Balance                                                                709,865,729.24
Group 1                                                                                      255,464,921.38
Group 2                                                                                      454,400,807.86

Current Advances                                                                                       0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00

Aggregate Advances                                                                                     0.00
Group 1                                                                                                0.00
Group 2                                                                                                0.00
Weighted Average Remaning Term To Maturity                                                           347.36
Group 1                                                                                              348.00
Group 2                                                                                              347.00

Weighted Average Net Mortgage Rate                                                                 7.44327%
Group 1                                                                                            7.47153%
Group 2                                                                                            7.42715%

Interest Accrual Period
Start Date                                                                                 October 25, 2006
End Date                                                                                  November 27, 2006
Number of Days in Accrual Period                                                                         33

    Delinquent Mortgage Loans
             Group 1
             Category             Number     Principal Balance        Percentage
             1 Month                72           12,778,004.87             5.00%
             2 Month                18            3,066,826.64             1.20%
             3 Month                4               977,841.68             0.38%
              Total                 94           16,822,673.19             6.59%
    Delinquent Mortgage Loans
             Group 2
             Category             Number     Principal Balance        Percentage
             1 Month               133           26,281,122.11             5.78%
             2 Month                35            7,685,344.21             1.69%
             3 Month                19            1,188,170.59             0.26%
              Total                187           35,154,636.91             7.74%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.


        Bankruptcies
        Group Number    Number of Loans  Principal Balance  Percentage
                 1             7               736,806.21        0.29%
                 2             6             1,529,604.15        0.34%
            Total             13             2,266,410.36        0.32%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        2
Principal Balance of Bankruptcy Loans that are Current                                    236,568.01
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           5
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       500,238.20
Total Number of Bankruptcy Loans                                                                   7
Total Principal Balance of Bankruptcy Loans                                               736,806.21

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                     34,440.26
Number of Bankruptcy Loans that are 1 Month Delinquent                                             3
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         914,350.28
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       580,813.61
Total Number of Bankruptcy Loans                                                                   6
Total Principal Balance of Bankruptcy Loans                                             1,529,604.15


           Foreclosures
           Group Number    Number of Loans  Principal Balance   Percentage
                    1            40             7,345,709.48         2.88%
                    2            89            24,164,777.45         5.32%
               Total             129           31,510,486.93         4.44%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       162,447.67
Number of Foreclosure Loans that are 3+ Months Delinquent                                         39
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    7,183,261.81
Total Number of Foreclosure Loans                                                                 40
Total Principal Balance of Foreclosure Loans                                            7,345,709.48

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       1
Principal Balance of Foreclosure Loans that are Current                                   260,000.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           3
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                     1,412,403.05
Number of Foreclosure Loans that are 3+ Months Delinquent                                         85
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   22,492,374.40
Total Number of Foreclosure Loans                                                                 89
Total Principal Balance of Foreclosure Loans                                           24,164,777.45

         REO Properties
          Group Number    Number of Loans  Principal Balance    Percentage
                   1             3               514,206.64          0.20%
                   2             5               966,749.36          0.21%
              Total              8             1,480,956.00          0.21%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  3
Principal Balance of REO Loans that are 3+ Months Delinquent                              514,206.64
Total Number of REO Loans                                                                          3
Total Principal Balance of REO Loans                                                      514,206.64

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  5
Principal Balance of REO Loans that are 3+ Months Delinquent                              966,749.36
Total Number of REO Loans                                                                          5
Total Principal Balance of REO Loans                                                      966,749.36

                         REO Property Scheduled Balance
      Group Number    Loan Number       REO Date  Schedule Principal Balance
            1          6000192817      04/01/2006               223,477.40
            1          6000193670      04/01/2006               151,874.42
            1          8000067860      03/01/2006               138,854.82
            2          1000289870      02/01/2006               316,178.67
            2          6000000597      03/01/2006               218,848.14
            2          6000193804      04/01/2006               249,692.13
            2          6000195488      02/01/2006               174,392.74
            2          6000196103      02/01/2006                 7,637.68
          Total                                               1,480,956.00


       Principal Payoffs by Group occured in this Distribution
         Group Number     Number of Loans   Principal Balance      Percentage
                  1              0               9,742,155.48           3.81%
                  2              0              10,717,189.13           2.36%
             Total               0              20,459,344.61           2.88%

                              Realized Loss Group Report
  Group Number       Current Loss   Cumulative Loss  Ending Balance Balance of Liquidated Loans Net Liquidation Proceeds
       1                330,835.53       745,416.57  255,464,921.38                        0.00                     0.00
       2                  8,404.89        93,263.21  454,400,807.86                        0.00                     0.00
     TOTAL              339,240.42       838,679.78  709,865,729.24                        0.00                     0.00

Loss Detail:
Current Realized Losses- Reduced by Recoveries                                               339,240.42
Group 1                                                                                      330,835.53
Group 2                                                                                        8,404.89

Cumulative Realized Losses - Reduced by Recoveries                                           838,679.78
Group 1                                                                                      745,416.57
Group 2                                                                                       93,263.21

Current Applied Losses                                                                             0.00
Cumulative Applied Losses                                                                          0.00

Initial Cut-off Scheduled Balance Adjustment                                                 401,190.94
Group 1                                                                                      152,074.49
Group 2                                                                                      249,116.45

Trigger Event                                                                                        NO
TEST I - Trigger Event Occurrence                                                                    NO
(Is Delinquency Percentage > 32.25% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                         6.78664%
32.25% of of Senior Enhancement Percetage                                                     10.82721%
OR
TEST II - Trigger Event Occurrence                                                                   NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                           0.08750%
Required Cumulative Loss %                                                                     0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                     27,795,975.48
Ending Overcollateralization Amount                                                       27,795,975.48
Ending Overcollateralization Deficiency                                                            0.00
Overcollateralization Release Amount                                                               0.00
Monthly Excess Interest                                                                      884,304.54
Payment to Class C                                                                           796,954.29

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                   0.00
Class A-1                                                                                          0.00
Class A-2                                                                                          0.00
Class A-3                                                                                          0.00
Class A-4                                                                                          0.00
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00

Interest Carryforward Amount Paid This Period                                                      0.00
Class A-1                                                                                          0.00
Class A-3                                                                                          0.00
Class A-2                                                                                          0.00
Class A-4                                                                                          0.00
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                          0.00
Class A-2                                                                                          0.00
Class A-3                                                                                          0.00
Class A-4                                                                                          0.00
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00

Swap Account:
Net Swap Payment Due                                                                               0.00
Net Swap Payment Paid                                                                              0.00
Net Swap Receipt Due                                                                         280,445.84

Beginning Balance                                                                              1,000.00
Additions to the Swap Account                                                                280,445.84
Withdrawals from the Swap Account                                                            280,445.84
Ending Balance                                                                                 1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                              1,000.00
Additions to the Basis Risk Reserve Fund                                                      27,308.65
Divident Earnings on the Basis Risk Reserve Fund                                                   0.00
Withdrawals from the Basis Risk Reserve Fund                                                  27,308.65
Ending Balance                                                                                 1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                          0.00
Class A-2                                                                                          0.00
Class A-3                                                                                          0.00
Class A-4                                                                                          0.00
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                      7,872.84
Class M-10                                                                                    10,180.43
Class M-11                                                                                     9,255.38

Interest Carryover Amount Paid This Period
Class A-1                                                                                          0.00
Class A-2                                                                                          0.00
Class A-3                                                                                          0.00
Class A-4                                                                                          0.00
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                      7,872.84
Class M-10                                                                                    10,180.43
Class M-11                                                                                     9,255.38

Remaining Interest Carryover Amount
Class A-1                                                                                          0.00
Class A-2                                                                                          0.00
Class M-1                                                                                          0.00
Class A-3                                                                                          0.00
Class A-4                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                      0.00

Prepayment Interest Shortfall Allocated to Class A-1                                               0.00
Prepayment Interest Shortfall Allocated to Class A-2                                               0.00
Prepayment Interest Shortfall Allocated to Class A-3                                               0.00
Prepayment Interest Shortfall Allocated to Class A-4                                               0.00
Prepayment Interest Shortfall Allocated to Class M-1                                               0.00
Prepayment Interest Shortfall Allocated to Class M-2                                               0.00
Prepayment Interest Shortfall Allocated to Class M-3                                               0.00
Prepayment Interest Shortfall Allocated to Class M-4                                               0.00
Prepayment Interest Shortfall Allocated to Class M-5                                               0.00
Prepayment Interest Shortfall Allocated to Class M-6                                               0.00
Prepayment Interest Shortfall Allocated to Class M-7                                               0.00
Prepayment Interest Shortfall Allocated to Class M-8                                               0.00
Prepayment Interest Shortfall Allocated to Class M-9                                               0.00
Prepayment Interest Shortfall Allocated to Class M-10                                              0.00
Prepayment Interest Shortfall Allocated to Class M-11                                              0.00
Prepayment Interest Shortfall Allocated to Class C                                                 0.00

Total Relief Act Interest Shortfall occured this distribution                                      0.00

Relief Act Interest Shortfall Allocated to Class A-1                                               0.00
Relief Act Interest Shortfall Allocated to Class A-2                                               0.00
Relief Act Interest Shortfall Allocated to Class A-3                                               0.00
Relief Act Interest Shortfall Allocated to Class A-4                                               0.00
Relief Act Interest Shortfall Allocated to Class M-1                                               0.00
Relief Act Interest Shortfall Allocated to Class M-2                                               0.00
Relief Act Interest Shortfall Allocated to Class M-3                                               0.00
Relief Act Interest Shortfall Allocated to Class M-4                                               0.00
Relief Act Interest Shortfall Allocated to Class M-5                                               0.00
Relief Act Interest Shortfall Allocated to Class M-6                                               0.00
Relief Act Interest Shortfall Allocated to Class M-7                                               0.00
Relief Act Interest Shortfall Allocated to Class M-8                                               0.00
Relief Act Interest Shortfall Allocated to Class M-9                                               0.00
Relief Act Interest Shortfall Allocated to Class M-10                                              0.00
Relief Act Interest Shortfall Allocated to Class M-11                                              0.00
Relief Act Interest Shortfall Allocated to Class C                                                 0.00

Available Net Funds Cap to Libor Certificates                                                  6.766607

One-Month LIBOR for Such Distribution Date                                                     5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                      5.500000
Class A-2                                                                                      5.390000
Class A-3                                                                                      5.500000
Class A-4                                                                                      5.580000
Class M-1                                                                                      5.660000
Class M-2                                                                                      5.680000
Class M-3                                                                                      5.690000
Class M-4                                                                                      5.800000
Class M-5                                                                                      5.820000
Class M-6                                                                                      5.920000
Class M-7                                                                                      6.420000
Class M-8                                                                                      6.620000
Class M-9                                                                                      7.620000
Class M-10                                                                                     7.820000
Class M-11                                                                                     7.820000
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00

Deferred Amount Paid This Period                                                                   0.00
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00

Deferred Amount Occured This Period                                                                0.00
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00

Remaining Deferred Amount
Class M-1                                                                                          0.00
Class M-2                                                                                          0.00
Class M-3                                                                                          0.00
Class M-4                                                                                          0.00
Class M-5                                                                                          0.00
Class M-6                                                                                          0.00
Class M-7                                                                                          0.00
Class M-8                                                                                          0.00
Class M-9                                                                                          0.00
Class M-10                                                                                         0.00
Class M-11                                                                                         0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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